SECURITIES ACT FILE NO. 33-52742

INVESTMENT COMPANY ACT FILE NO. 811-7238

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 103	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 104	☒

SUNAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

21650 Oxnard Street, 10th Floor

Woodland Hills, CA 91367

(Address of Principal Executive Offices) (Zip Code)

(800.858.8850)

(Registrant’s Telephone Number, including area code)

Kathleen D. Fuentes, Esq.

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and Address for Agent for Service)

Copy to:

Manda Ghaferi, Esq.

AIG Consumer Insurance

21650 Oxnard Street, 10th Floor

Woodland Hills, CA 91367

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date), pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on(date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 103 to the Registration Statement of SunAmerica Series Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 102 on Form N-1A filed on October 4, 2017 (SEC Accesion No. 0001193125-17-303487).  This PEA No. 103 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 102 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 103 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey, on the 20th day of October, 2017.

SUNAMERICA SERIES TRUST

(Registrant)

BY:	/S/ JOHN T. GENOY
John T. Genoy
President

Pursuant to the requirements of the Securities Act, this Port-Effective Amendment No. 103 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

	Signature	Title	Date

	/S/ JOHN T. GENOY	President (Principal Executive	October 20, 2017
	John T. Genoy	Officer)

	/s/ GREGORY R. KINGSTON	Treasurer (Principal Financial and	October 20, 2017
	Gregory R. Kingston	Accounting Officer)

	*	Trustee and Chairman	October 20, 2017
Bruce G. Willison

	*	Trustee	October 20, 2017
Garrett F. Bouton

	*	Trustee	October 20, 2017
Carl D. Covitz

	*	Trustee	October 20, 2017
Peter A. Harbeck

	*	Trustee	October 20, 2017
Jane Jelenko

	*	Trustee	October 20, 2017
Gilbert T. Ray

	*	Trustee	October 20, 2017
Allan L. Sher

* By:	/s/ LOUIS O. DUCOTE		October 20, 2017
Louis O. Ducote
Attorney-in-Fact

* Pursuant to a Power of Attorney previously filed.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase